Right-of-use assets (Details) - CAD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023
Right-of-use assets
Balance at beginning of the year	$ 2,414,593
Additions	38,283	$ 307,525
Balance at end of the year	2,125,430		$ 2,414,593
Premises
Right-of-use assets
Balance at beginning of the year	2,401,447
Balance at end of the year	2,090,138		2,401,447
Rolling stock
Right-of-use assets
Balance at beginning of the year	13,146
Balance at end of the year	35,292		13,146
Cost
Right-of-use assets
Balance at beginning of the year	3,883,711	3,183,164	3,183,164
Additions	38,283		921,498
Disposals			(216,498)
Transferred to Property and equipment			(44,807)
Currency translation	2,779		40,354
Balance at end of the year	3,924,773		3,883,711
Cost | Premises
Right-of-use assets
Balance at beginning of the year	3,839,791	2,880,039	2,880,039
Additions			921,498
Currency translation	1,821		38,254
Balance at end of the year	3,841,612		3,839,791
Cost | Computer equipment
Right-of-use assets
Balance at beginning of the year		3,646	3,646
Transferred to Property and equipment			(3,646)
Cost | Rolling stock
Right-of-use assets
Balance at beginning of the year	43,920	88,020	88,020
Additions	38,283
Disposals			(46,200)
Currency translation	958		2,100
Balance at end of the year	83,161		43,920
Cost | Boat rental fleet
Right-of-use assets
Balance at beginning of the year		211,459	211,459
Disposals			(170,298)
Transferred to Property and equipment			(41,161)
Accumulated depreciation
Right-of-use assets
Balance at beginning of the year	(1,469,118)	(922,064)	(922,064)
Depreciation	330,225		662,081
Disposals			(115,027)
Balance at end of the year	(1,799,343)		(1,469,118)
Accumulated depreciation | Premises
Right-of-use assets
Balance at beginning of the year	(1,438,344)	(822,407)	(822,407)
Depreciation	313,130		615,937
Balance at end of the year	(1,751,474)		(1,438,344)
Accumulated depreciation | Computer equipment
Right-of-use assets
Balance at beginning of the year		(2,878)	(2,878)
Depreciation			768
Disposals			(3,646)
Accumulated depreciation | Rolling stock
Right-of-use assets
Balance at beginning of the year	(30,774)	(20,315)	(20,315)
Depreciation	17,095		23,934
Disposals			(13,475)
Balance at end of the year	$ (47,869)		(30,774)
Accumulated depreciation | Boat rental fleet
Right-of-use assets
Balance at beginning of the year		$ (76,464)	(76,464)
Depreciation			21,442
Disposals			$ (97,906)